Average Annual Total Returns{- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Energy Fund	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	45.64%	(4.79%)	(0.71%)	44.89%	(5.21%)	(1.22%)	27.52%	(3.60%)	(0.53%)	48.75%	(4.59%)	(0.73%)	52.43%	(4.35%)	(0.70%)	55.01%	(3.36%)	0.17%	55.19%		(6.60%)	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	56.26%	(2.15%)	0.48%

[1]	(a)Since inception October 2, 2018.